Other assets (Tables)	6 Months Ended
Jun. 30, 2023
Miscellaneous non-current assets [abstract]
Other Assets

As at	June 30, 2023	December 31, 2022
Prepaid lease deposits	$4.8	$2.4
Prepaid insurance	1.2	1.8
Restoration deposit	3.1	—
Total other assets	$9.1	$4.2